Investment Securities, Available-for-sale Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 484,513	$ 525,030
Gross Unrealized Gains	286	35
Gross Unrealized Losses	32,510	43,552
Fair Value	452,289	481,513
U. S. Government Sponsored Enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	121,728	124,123
Gross Unrealized Gains	5	1
Gross Unrealized Losses	3,065	5,937
Fair Value	118,668	118,187
State and Political Subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	26	34
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	26	34
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	263,182	291,431
Gross Unrealized Gains	270	34
Gross Unrealized Losses	25,775	31,149
Fair Value	237,677	260,316
Corporate Bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	80,150	85,641
Gross Unrealized Gains	0	0
Gross Unrealized Losses	2,098	4,295
Fair Value	78,052	81,346
Small Business Administration - Guaranteed Participation Securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	18,740	23,115
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,554	2,138
Fair Value	17,186	20,977
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	687	686
Gross Unrealized Gains	11	0
Gross Unrealized Losses	18	33
Fair Value	$ 680	$ 653